Common Stock - Summary of Reserved Shares of Common Stock (Detail) - shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Exercise of Common Stock Warrants	71,544	71,544
Exercise of options to purchase common stock	2,109,151	1,991,066	970,027
Shares available for issuance under the 2016 Plan	19,048	201,224
Total	17,173,667	13,807,899
Exercise of options to purchase common stock [Member]
Exercise of options to purchase common stock	2,109,151	1,991,066
Restricted Stock [Member]
Vesting of restricted stock	22,405	41,602	154,590
Conversion of Series A-1 [Member]
Conversion of Series	6,328,894	6,328,894
Conversion of Series B [Member]
Conversion of Series	8,622,625	5,173,569